Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net profit	€ 6,073	€ 6,026	€ 9,788
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	78	29	51
Remeasurement of defined benefit pension plans	215	353	(328)
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges	60	176	(55)
Currency retranslation gains/(losses)	(2,590)	(15)	(839)
Total comprehensive income	3,836	6,569	8,617
Attributable to:
Non-controlling interests	286	407	407
Shareholders' equity	€ 3,550	€ 6,162	€ 8,210